PAYROLL AND RELATED BENEFITS (Tables)	12 Months Ended
Dec. 31, 2022
Payroll And Related Benefits
Schedule of Payroll and related benefits

	2022	2021	2020
Wages and salaries	4,496.1	4,162.6	3,736.5
Social security contributions	1,239.7	1,016.0	851.8
Other personnel costs	1,075.9	1,076.1	836.9
Increase in liabilities for defined benefit plans	157.8	178.2	131.2
Share-based payments	311.6	391.5	223.1
Contributions to defined contribution plans	82.0	74.1	61.1
Total	7,363.1	6,898.5	5,840.6

Schedule of Income statement

	2022	2021	2020
Cost of sales	2,510.4	2,247.9	2,175.1
Distribution expenses	1,396.3	1,286.8	1,130.4
Sales and marketing expenses	1,504.8	1,480.9	1,333.7
Administrative expenses	1,798.7	1,699.1	1,089.2
Net finance costs	107.8	115.6	44.1
Other operating (income)/expenses, net	1.5	-	2.2
Exceptional items	43.6	68.2	65.9
Total	7,363.1	6,898.5	5,840.6